Goldman Sachs Moderate Allocation Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	92 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Moderate Allocation Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.21%	6.88%	7.77%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.86%	0.34%	2.22%
MSCI® ACWI Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.02%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.95%	7.32%	7.39%
Performance Inception Date	Apr. 17, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.26%	5.46%	5.82%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.65%	5.19%	5.38%